CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 38,389	$ 39,109
Restricted cash	1,216	1,694
Short-term bank deposits	23,234	4,000
Accounts receivable (net of allowance for doubtful debt of $417 and $607 at December 31, 2019 and 2018, respectively)	49,098	55,557
Prepaid expenses and other current assets	3,170	3,533
Total Current Assets	115,107	103,893
Property and equipment, net	10,918	15,649
Operating lease right-of-use assets	22,429
Intangible assets, net	2,635	6,496
Goodwill	125,809	125,051
Deferred taxes	6,171	4,414
Other assets	708	943
Total Assets	283,777	256,446
Current Liabilities:
Accounts payable	47,681	38,208
Accrued expenses and other liabilities	18,414	17,240
Short-term operating lease liability	3,667
Short-term loans and current maturities of long-term and convertible debt	8,333	16,059
Deferred revenues	4,188	3,794
Short-term payment obligation related to acquisitions	1,025	1,813
Total Current Liabilities	83,308	77,114
Long-Term Liabilities:
Long-term debt, net of current maturities	8,333	16,667
Convertible debt, net of current maturities		7,726
Long-term operating lease liability	20,363
Other long-term liabilities	6,591	6,158
Total Liabilities	118,595	107,665
Commitments and Contingencies
Shareholders' Equity:
Ordinary shares of ILS 0.03 par value - Authorized: 43,333,333 shares at December 31, 2019 and 2018; Issued: 26,357,798 and 25,965,527 shares at December 31, 2019 and 2018, respectively; Outstanding: 26,242,459 and 25,850,188 shares at December 31, 2019 and 2018, respectively	213	211
Additional paid-in capital	243,211	239,693
Treasury shares at cost (115,339 shares at December 31, 2019 and 2018)	(1,002)	(1,002)
Accumulated other comprehensive income	130	142
Accumulated deficit	(77,370)	(90,263)
Total Shareholders' Equity	165,182	148,781
Total Liabilities and Shareholders' Equity	$ 283,777	$ 256,446